SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Cash Flow Statement [Abstract]
Disclosure of interest and income taxes paid

	For the year ended December 31,
US$ MILLIONS	2024	2023	2022
Interest paid	$954	$678	$554
Income taxes paid	417	318	292

Disclosure of changes in non-cash working capital
Details of “Changes in non-cash working capital, net” on the Consolidated Statements of Cash Flows are as follows:

	For the year ended December 31,
US$ MILLIONS	2024	2023	2022
Accounts receivable	$140	$(85)	$(61)
Accounts payable and other	(53)	91	234
Changes in non-cash working capital, net	$87	$6	$173